Stock-Based Compensation - Restricted Stock (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation
Granted			5,300	24,308
Vested		3,095	7,505	3,994
Weight average grant date fair value of vested shares vested shares		$ 32.85	$ 33.71	$ 25.43
Forfeited		0	0	13,708
Shares outstanding		2,431	5,526	7,731
Weighted average grant date fair value of outstanding shares		$ 29.18	$ 31.23	$ 29.18
Unrecognized compensation expense		$ 61	$ 112	$ 216
Outstanding note principal	14,851
Accrued interest and issued net shares	144,636